EQUITY METHOD INVESTMENTS (Details) (USD $)	9 Months Ended				1 Months Ended		1 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	May 14, 2013	Dec. 31, 2012	Jan. 31, 2013 Orion Tankers Ltd [Member]	Dec. 31, 2012 Frontline 2012 Ltd [Member] Rate	Sep. 30, 2013 Frontline 2012 Ltd [Member] Private Placement [Member] Rate	Jan. 31, 2013 Frontline 2012 Ltd [Member] Private Placement [Member] Rate
Equity Method Investment, Additional Information [Abstract]
Ownership percentage (in hundredths)					50.00%	7.90%	5.40%	6.30%
Book value of ownership interest sold					$ 241,000
Total paid for shares acquired in private placement								6,000,000
Shares acquired in private placement								1,143,000
Number of shares issued by equity method investee in transaction	985,084	0					34,000,000	59,000,000
Ordinary shares par value (in dollars per share)	$ 1.00		$ 1.00	$ 2.50			$ 2.00
Subscription price of ordinary shares issued (in dollars per share)							$ 6.60	$ 5.25
Gain on dilution of ownership							$ 4,700,000	$ 5,200,000